1. Operations	12 Months Ended
Dec. 31, 2019
Operations
Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or the "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the São Paulo State Government. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2019, the Company operated water and sewage services in 372 municipalities of the State of São Paulo. Most of these municipalities’ operations are based on 30-year concession, program and services contracts; of the 372 municipalities served, 324 have already signed contracts, accordingly by Law 11,445/07, until December 31, 2019.

Management believes that concession agreements expired and not yet renewed will result in new contracts, disregarding the risk of discontinuity in the provision of municipal water supply and sewage services. The table below shows a summary of the contractual situation:

	December 31, 2019	December 31, 2018

Total municipalities that have already signed contracts (*)	325	307
Balance – intangible and contract assets	35,990,087	29,187,524
Percentage of intangible and contract assets	90.10%	80.14%
Gross revenue (except Construction Revenue)	13,700,777	11,297,242
Percentage of gross revenue (except Construction Revenue)	84.92%	79.26%

Municipalities with contracts under negotiation (expired):	21	35
Balance – intangible and contract assets	1,637,878	4,485,203
Percentage of intangible and contract assets	4.10%	12.32%
Gross revenue (except Construction Revenue)	451,603	858,277
Percentage of gross revenue (except Construction Revenue)	2.80%	6.02%

Municipalities with concession agreements due by 2030:	27	31
Balance – intangible and contract assets	1,181,172	1,917,142
Percentage of intangible and contract assets	2.96%	5.26%
Gross revenue (except Construction Revenue)	588,628	980,679
Percentage of gross revenue (except Construction Revenue)	3.65%	6.88%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.37%	46.97%
Percentage of gross operating revenue	44.48%	47.05%

(*) Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.

The Company operates under an authorization by public deed in the municipalities of Ilhabela, Juquitiba e Ubatuba. As of December 31, 2019, the gross revenue calculated in these municipalities totaled R$89,165 (R$81,385 as of December 31, 2018 and R$81,911 as of December 31, 2017) and the intangible asset was R$351,441 in the year ended December 31, 2019 (R$289,922 as of December 31, 2018).

The Company's shares have been listed in the Novo Mercado (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental and Paulista Geradora de Energia. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees.

Management expects that with the decrease in default resulting from the signature with the municipalities of Guarulhos and Santo André, improved water security, due to the works carried out, and the generation of operating cash and the credit lines available for investment, the Company will have sufficient funds to meet its commitments and not compromise the scheduled investments.

The financial statements were approved by Management on April 30, 2020.